Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 01, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEO's (2)	Average Compensation Actually Paid to Non-PEO NEO's (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in thousands)	CSM: Consolidated EBIT (in thousands) (5)
2023	$9,795,809	$(3,068,276)	$1,476,243	$103,495	$573.22	$178.75	$170,553	$231,787
2022	4,479,778	17,738,024	1,419,248	3,174,953	721.99	225.49	192,450	258,338
2021	4,057,401	29,205,374	1,329,348	5,540,862	473.45	415.25	59,386	86,326
(1)	James G. Conroy was PEO for each of fiscal years 2023, 2022 and 2021.
(2)	Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Gregory V. Hackman, Laurie Grijalva, John Hazen and Michael A. Love for each of the years presented and James M. Watkins for fiscal 2023 and fiscal 2022, as Mr. Watkins became a Non-PEO NEO in fiscal 2022.
(3)	Compensation actually paid, or “CAP”, as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT”. The following tables reconcile CAP to the SCT Total for the PEO and the non-PEO NEOs.

PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Grant Date Fair Value of Equity Awards (i)	Equity Award Adjustments (ii)	CAP
2023	$9,795,809	$(8,200,025)	$(4,664,060)	$(3,068,276)
2022	4,479,778	(1,600,078)	14,858,324	17,738,024
2021	4,057,401	(1,440,564)	26,588,537	29,205,374

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Grant Date Fair Value of Equity Awards (i)	Equity Award Adjustments (ii)	CAP
2023	$1,476,243	$(760,030)	$(612,718)	$103,495
2022	1,419,248	(464,967)	2,220,672	3,174,953
2021	1,329,348	(476,667)	4,688,181	5,540,862
i.	Represents the grant date fair value of equity-based awards granted each year.
ii.	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(4)	Total Stockholder Return, or “TSR” and Peer Group TSR reflect our TSR compared to that of a peer group of similarly sized (based on EBIT, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.
(5)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, defined for this purpose as earnings before income taxes, excluding certain one-time selling, general and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Company Selected Measure Name	Consolidated EBIT
Named Executive Officers, Footnote
(1)	James G. Conroy was PEO for each of fiscal years 2023, 2022 and 2021.
(2)	Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Gregory V. Hackman, Laurie Grijalva, John Hazen and Michael A. Love for each of the years presented and James M. Watkins for fiscal 2023 and fiscal 2022, as Mr. Watkins became a Non-PEO NEO in fiscal 2022.

Peer Group Issuers, Footnote
(4)	Total Stockholder Return, or “TSR” and Peer Group TSR reflect our TSR compared to that of a peer group of similarly sized (based on EBIT, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 9,795,809	$ 4,479,778	$ 4,057,401
PEO Actually Paid Compensation Amount	$ (3,068,276)	17,738,024	29,205,374
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Grant Date Fair Value of Equity Awards (i)	Equity Award Adjustments (ii)	CAP
2023	$9,795,809	$(8,200,025)	$(4,664,060)	$(3,068,276)
2022	4,479,778	(1,600,078)	14,858,324	17,738,024
2021	4,057,401	(1,440,564)	26,588,537	29,205,374

Non-PEO NEO Average Total Compensation Amount	$ 1,476,243	1,419,248	1,329,348
Non-PEO NEO Average Compensation Actually Paid Amount	$ 103,495	3,174,953	5,540,862
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Grant Date Fair Value of Equity Awards (i)	Equity Award Adjustments (ii)	CAP
2023	$1,476,243	$(760,030)	$(612,718)	$103,495
2022	1,419,248	(464,967)	2,220,672	3,174,953
2021	1,329,348	(476,667)	4,688,181	5,540,862
i.	Represents the grant date fair value of equity-based awards granted each year.
ii.	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR The chart below provides a comparison of the PEO and average non-PEO NEOs CAP with the Company TSR.
Compensation Actually Paid vs. Net Income	CAP versus Net Income The chart below provides a comparison of the PEO and average non-PEO NEOs CAP with the Company's net income.
Compensation Actually Paid vs. Company Selected Measure	CAP versus Consolidated EBIT The chart below provides a comparison of the PEO and average non-PEO NEOs CAP with the Company's Consolidated EBIT.
Total Shareholder Return Vs Peer Group

Company TSR compared to Peer Group TSR

The table below shows the Company’s three-year cumulative TSR compared to that of its Peer Group TSR. The Company’s Peer Group, as discussed further above under “Compensation Discussion and Analysis,” has varied year-over-year, largely given the outsized growth the Company has seen in Consolidated EBIT and Revenue over the last several years, which has impacted the Peer Group used to analyze executive compensation. Below is a recap of the Company’s Peer Group over each of the last three fiscal years. Each peer group company has been included in the cumulative TSR calculation only in the fiscal years in which it was part of the Company’s Peer Group.

Peer Group Companies	Fiscal 2021	Fiscal 2022	Fiscal 2023
Children’s Place, Inc.	X	X	X
Floor and Decor Holdings, Inc.	X	X	X
Hibbett Sports, Inc.	X	X	X
MarineMax, Inc.	X	X	X
Ollie’s Bargain Outlet Holdings, Inc.	X	X	X
Shoe Carnival, Inc.	X	X	X
Sleep Number Corporation	X	X	X
Stitch Fix, Inc.	X	X	X
The Buckle, Inc.	X	X	X
Zumiez Inc.	X	X	X
At Home Group Inc.	X	X
Citi Trends	X	X
Duluth Holdings Inc.	X	X
Haverty Furniture Companies Inc.	X	X
Lands' End, Inc.	X	X
Sportsman's Warehouse Holdings, Inc.	X	X
The Container Store Group, Inc.	X	X
Tilly's	X	X
Chico's FAS Inc.	X
Express Inc.	X
Cato Corporation	X
National Vision Holdings, Inc.		X	X
Abercrombie & Fitch Co.			X
Crocs, Inc.			X
Five Below, Inc.			X
Leslie’s, Inc.			X
Sally Beauty Holdings, Inc.			X
Urban Outfitters, Inc.			X

The chart below assumes $100 invested on the last trading day before the earliest fiscal year the peer group company is included.

Tabular List, Table

Tabular Disclosure of Most Important Compensation-Related Measures

The following items represent the most important metrics used to determine executive compensation for fiscal 2023 as described in more detail above under “Compensation Discussion and Analysis”:

	PEO	Non-PEO NEOs
	James G. Conroy	Gregory V. Hackman	James M. Watkins	Laurie Grijalva	John Hazen	Michael A. Love
Consolidated EBIT	X	X	X	X	X	X
Earnings per Diluted Share	X	X	X	X	X	X
Revenue	X	X	X	X	X	X
Stock Price	X
Consolidated Merchandise Margin				X
Consolidated Exclusive Brand Sales Penetration				X
Retail Store Exclusive Brand Sales Penetration						X
E-commerce Exclusive Brand Sales Penetration					X
Retail Store EBIT						X
E-commerce EBIT					X

Total Shareholder Return Amount	$ 573.22	721.99	473.45
Peer Group Total Shareholder Return Amount	178.75	225.49	415.25
Net Income (Loss)	$ 170,553,000	$ 192,450,000	$ 59,386,000
Company Selected Measure Amount	231,787,000	258,338,000	86,326,000
PEO Name	James G. Conroy
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated EBIT
Non-GAAP Measure Description
(5)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, defined for this purpose as earnings before income taxes, excluding certain one-time selling, general and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Merchandise Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Consolidated Exclusive Brand Sales Penetration
Measure:: 7
Pay vs Performance Disclosure
Name	Retail Store Exclusive Brand Sales Penetration
Measure:: 8
Pay vs Performance Disclosure
Name	E-commerce Exclusive Brand Sales Penetration
Measure:: 9
Pay vs Performance Disclosure
Name	Retail Store EBIT
Measure:: 10
Pay vs Performance Disclosure
Name	E-commerce EBIT
PEO | Reported Grant Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,200,025)	$ (1,600,078)	$ (1,440,564)
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,664,060)	14,858,324	26,588,537
Non-PEO NEO | Reported Grant Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,030)	(464,967)	(476,667)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (612,718)	$ 2,220,672	$ 4,688,181